Fair Value Measurements And Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents invested in short-term time deposits and interest and non-interest bearing bank accounts	$ 240,400,000	$ 135,900,000
Carrying value of cost method investments in equity securities	128,000,000	124,000,000	5,200,000	13,500,000
Investment impairment charges		5,222,000	8,300,000
Intangible asset impairment charges	51,900,000
Fair value of long-lived assets (non-recurring)	29,234,000
Aggregate fair value fixed-rate debt obligations	2,528,000,000
Aggregate carrying value fixed-rate debt obligations	2,441,300,000
Aggregate carrying value other debt obligations	355,400,000
CRM [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges	$ 12,000,000